ASSETS HELD FOR SALES	12 Months Ended
Sep. 30, 2019
Assets Held For Sales
Assets Held For Sales [Text Block]

8.             ASSETS HELD FOR SALES

During FY2019, the Company sold certain land use right, plant, and equipment with total net book value of RMB12,051 for cash consideration of RMB26,000. The transition of land use right and buildings with book value of RMB5,652 for cash consideration of RMB20,400 was not complete due to the time taking to finish the title transfer process although those assets have been transferred to the buyers and related proceeds have been received to pay down certain account payables.